CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL MANAGEMENT (Tables)
Schedule of term facility
	December 31,	December 31,
	2021	2020
Equity	$78,507	$59,008
Term Facility	-	2,513
Finance Lease Obligations	1,069	486
Equipment Loans	-	72
	$79,576	$62,079